LONG-TERM OBLIGATIONS NARRATIVES (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions			1 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2012	Dec. 31, 2015 USD ($) $ / shares	May 28, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Jun. 01, 2015 USD ($) shares	Aug. 13, 2014 USD ($)	Aug. 13, 2014 EUR (€)	Nov. 26, 2012 USD ($)	Mar. 26, 2012 USD ($)	Jun. 03, 2009 USD ($)	Nov. 13, 2007 USD ($)
Debt Instrument
Springing Covenant Threshold											30.00%	30.00%
Loss on early extinguishment of debt								$ 0.1	$ 2.6
Repayments of Debt							$ 1,286.3	1,397.8	1,801.8
Long-term debt							1,572.9
Letters of Credit Outstanding, Amount				$ 210.9			183.2	210.9
Interest Paid							$ 96.2	$ 98.9	$ 105.9
Shares, Issued | shares										3.4
Common stock, par value (in dollars per share) | $ / shares				$ 0.01			$ 0.01	$ 0.01	$ 0.01
Debt Issuance Costs, Net							$ (17.5)
Revolving Credit Facility
Debt Instrument
Revolving line of credit available borrowing capacity											$ 600.0
Long-term debt				$ 0.0			0.0	$ 0.0
2014 Credit Agreement Term Loan (net of discount) - USD
Debt Instrument
Long-term Line of Credit											230.0
Long-term debt				$ 225.5			223.5	225.5
2014 Credit Agreement Term Loan (net of discount) - EUR
Debt Instrument
Long-term Line of Credit | €												€ 200.0
Debt Instrument, Basis Spread on Variable Rate				2.75%	3.25%
Long-term debt				$ 213.7			$ 205.1	213.7
Credit Agreement 2014
Debt Instrument
Debt Instrument Covenant Minimum Interest Coverage Ratio							2.5
Debt Instrument Covenant Senior Secured Debt Leverage Ratio Maximum							2.75
Long-term debt				$ 439.2			$ 428.6	$ 439.2
Debt, Weighted Average Interest Rate				3.50%			3.63%	3.50%
Letters of Credit Maximum Available under Credit Facility											$ 400.0
Letters of Credit Outstanding, Amount				$ 0.0			$ 0.0	$ 0.0
Debt Instrument Collateral Percentage of Material Subsidiaries Capital Stock											65.00%	65.00%
Letters of Credit Maximum Available under Additional Facilities											$ 300.0
Debt Instrument Waived Covenant, Minimum Percentage To Be Received In Cash and Cash Equivalents From Stock And Asset Purchase Agreement		75.00%
Debt Instrument Covenant, Cash Proceeds Received From Stock And Asset Purchase Agreement Used to Reduce Indebtedness		$ 300.0
Debt Instrument Covenant, Number Of Days From When Consideration Is Received From Stock Purchase Agreement And Is Remitted To Reduce Indebtedness		60 days
Debt Issuance Costs, Line of Credit Arrangements, Gross							0.3
2014 Credit Agreement Additional LC Arrangements
Debt Instrument
Letters of Credit Outstanding, Amount				21.2			36.8	21.2
Bilateral LC Arrangements
Debt Instrument
Letters of Credit Outstanding, Amount				189.7			146.4	189.7
8% Senior Subordinated Notes due November 15, 2017
Debt Instrument
Long-term debt																$ 800.0
Interest rate of debt securities (as a percent)																8.00%
4% Convertible Senior Subordinated Notes due June 1, 2015
Debt Instrument
Repayments of Debt								131.1
Long-term debt															$ 172.5
Interest Expense, Debt								5.7	$ 13.5
Interest rate of debt securities (as a percent)															4.00%
Long-Term Debt Maturity Value										$ 128.8
Debt Instrument, Convertible, Carrying Amount of Equity Component															$ 54.3
Debt Instrument Convertible Deferred Tax Liability on Equity Component															$ 19.4
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			25.00%
Interest Paid								2.3
Securitization 2015
Debt Instrument
Revolving line of credit available borrowing capacity					$ 350.0
Long-term Line of Credit				$ 206.5			0.0	$ 206.5
Debt, Weighted Average Interest Rate				1.46%				1.46%
Write off of Deferred Debt Issuance Cost							0.4
Debt Instrument, Interest Rate, Effective Percentage				2.13%				2.13%
Commitment Letter
Debt Instrument
Professional Fees							7.2
6-1/2% Senior Notes due April 1, 2020
Debt Instrument
Long-term debt				$ 300.0			$ 300.0	$ 300.0						$ 300.0
Debt Instrument, Redemption Price, Percentage							103.25%
Debt Instrument, Indenture Amendment, Costs Incurred to Date							$ 0.4
6% Senior Notes due May 15, 2021
Debt Instrument
Long-term debt				850.0			$ 850.0	850.0					$ 850.0
Debt Instrument, Redemption Price, Percentage							103.00%
Interest rate of debt securities (as a percent)													6.00%
Debt Instrument, Indenture Amendment, Costs Incurred to Date							$ 1.1
Minimum | 2014 Credit Agreement Term Loan (net of discount) - EUR
Debt Instrument
Interest rate of debt securities (as a percent)											0.75%	0.75%
Senior Notes | 6-1/2% Senior Notes due April 1, 2020
Debt Instrument
Long-term debt				297.2			$ 297.9	297.2
Interest rate of debt securities (as a percent)							6.50%
Debt Issuance Costs, Net				(2.8)			$ (2.1)	(2.8)
Senior Notes | 6% Senior Notes due May 15, 2021
Debt Instrument
Long-term debt				840.8			$ 842.5	840.8
Interest rate of debt securities (as a percent)							6.00%
Debt Issuance Costs, Net				(9.2)			$ (7.5)	(9.2)
Credit Agreement | Credit Agreement 2014
Debt Instrument
Long-term debt				430.1			420.7	430.1
Debt Issuance Costs, Net				(9.1)			(7.9)	(9.1)
Merger | SeniorNotesDueApril1202065 [Member]
Debt Instrument
Debt Instrument, Indenture Amendment, Bondholder Consent Fees							1.1
Merger | 6% Senior Notes due May 15, 2021
Debt Instrument
Debt Instrument, Indenture Amendment, Bondholder Consent Fees							3.1
Scenario, Forecast | Senior Notes | Senior Notes 6% and 6.5% [Member]
Debt Instrument
Loss on early extinguishment of debt						$ 44.0
Scenario, Forecast | Credit Agreement | Credit Agreement 2014
Debt Instrument
Loss on early extinguishment of debt						$ 8.0
Discontinued Operations
Debt Instrument
Letters of Credit Outstanding, Amount				153.6			121.4	153.6
Discontinued Operations | Bilateral LC Arrangements
Debt Instrument
Letters of Credit Outstanding, Amount				$ 153.6			$ 121.4	$ 153.6
Subsequent Event | Credit Agreement 2017 [Member]
Debt Instrument
Line of Credit Facility, Incremental Borrowing Capacity	$ 300.0
Springing Covenant Threshold	30.00%
Debt Instrument Covenant Minimum Interest Coverage Ratio	2.5
Debt Instrument Covenant Senior Secured Debt Leverage Ratio Maximum	2.75
Debt Instrument Collateral Percentage of Material Subsidiaries Capital Stock	65.00%
Subsequent Event | Senior Notes | Senior Notes Due 2025 5 5/8 Percent [Member]
Debt Instrument
Interest rate of debt securities (as a percent)	5.625%
Debt Instrument, Face Amount	$ 600.0
Subsequent Event | Senior Notes | 6-1/2% Senior Notes due April 1, 2020
Debt Instrument
Debt Instrument, Authorized Repurchase Amount	300.0
Subsequent Event | Senior Notes | 6% Senior Notes due May 15, 2021
Debt Instrument
Debt Instrument, Authorized Repurchase Amount	550.0
Subsequent Event | Senior Notes | Senior Notes, 6%, $300 Million Partial Redemption [Member]
Debt Instrument
Debt Instrument, Authorized Repurchase Amount	300.0
Subsequent Event | Secured Debt [Member] | Credit Agreement 2017 [Member]
Debt Instrument
Revolving line of credit available borrowing capacity	400.0
Subsequent Event | Revolving Credit Facility | Credit Agreement 2017 [Member]
Debt Instrument
Revolving line of credit available borrowing capacity	$ 450.0